Notes to the unaudited interim condensed consolidated statement of financial position - Breakdown of expense recognized for the period (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes to the unaudited interim condensed consolidated statement of financial position
Service cost for the period	€ (64)	€ (106)
Interest cost for the period	(15)	(30)
Past service costs		747
Benefits for the period	82	167
Total	2	€ 778
Past service costs and interest expense defined benefit plans	€ 79